Income Taxes (Details) - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Current income tax expense	$ 0	$ 0	$ (776,109)
Deferred taxation	0	0	(26,518)
Income Tax Expense (Benefit)	$ 0	$ 0	$ (802,627)